Convertible Debentures	12 Months Ended
Jul. 31, 2019
Debt instruments held [abstract]
Convertible Debentures

12. Convertible Debentures

	2017 unsecured	2018 unsecured
	convertible	convertible
	debentures 8%	debentures 7%	Total
Balance at July 31, 2017	20,639	–	20,639
Gross proceeds	–	69,000	69,000
Issuance costs	–	(4,792)	(4,792)
Warrants, net of issuance costs	–	(3,285)	(3,285)
Conversion feature, net of issuance costs	–	(6,777)	(6,777)
Accretion	814	554	1,368
Conversion of debenture	(21,453)	(54,700)	(76,153)
Balance at July 31, 2018	–	–	–

2017 Secured Convertible Debentures

During the year ended July 31, 2019, 863,693, warrants were exercised for total proceeds of $863 (US$656, based on an exercise price of US$0.76) . On the various dates of exercise, the warrant liability was revalued using the Black-Scholes-Merton option pricing model. Overall, the liability value of the warrants exercised was $6,367 (US$4,819); using the following variables:

•	stock prices ranging from $5.90 to $10.36;
•	expected life of 12 months;
•	$Nil dividends;
•	75% volatility based upon comparative market indicators and historical data;
•	risk free interest rates of 1.55% to 2.35%;
•	USD/CAD exchange rate of various.

The exercise of these warrants resulted in an increase to share capital of $6,367.

The remaining warrant liability was revalued on July 31, 2019 using the Black-Scholes-Merton option pricing model (Level 2). The warrant liability was revalued to $493 (US$375); with a stock price of US$4.24; expected life of 12 months; $Nil dividends; 74% volatility based upon historical data; risk free interest rate of 1.61%; and USD/CAD exchange rate of 1.3148. The loss on the revaluation of the warrant liability for the year ended July 31, 2019 was ($3,730) (July 31, 2018 – ($5,091)), which is recorded in the revaluation of financial instruments account on the statement of loss and comprehensive loss.

The following table summarizes warrant liability activity during the fiscal year ended July 31, 2019 and fiscal year ended July 31, 2018.

	July 31, 2019	July 31, 2018
Opening balance	$3,130	$1,356
Granted	–	–
Expired	–	–
Exercised	(6,367)	(3,317)
Revaluation due to foreign exchange	3,730	5,091
Closing balance	$493	$3,130

2017 Unsecured Convertible Debentures 8%

Interest related to the 2017 8% unsecured convertible debentures (which were converted during fiscal 2017) expensed to the statement of loss and comprehensive loss amounted to $Nil and interest capitalized to property, plant, and equipment was $Nil for the year ended July 31, 2019 (July 31, 2018 –$922 respectively). Accretion for the year ended July 31, 2019 was $Nil (July 31, 2018 – $814).

2018 Unsecured Convertible Debentures 7%

On November 24, 2017, the Company issued $69,000 principal amount of unsecured debentures through a brokered private placement. The debentures bear interest at 7% per annum and mature on November 24, 2020. Interest will be accrued and paid semi-annually in arrears. The debentures were convertible into common shares of the Company at $2.20 at the option of the holder. The Company may force the conversion of the debentures on 30 days prior written notice should the daily weighted average trading price of the common shares of the Company be greater than $3.15 for any 10 consecutive trading days. The debenture holders received 15,663,000 warrants, 227 for every $1,000 unit. The warrants have a two-year term, expiring November 24, 2019, and have an exercise price of $3.00. The Company has the right to accelerate the expiry of the warrants should the closing trading price of the common shares of the Company be greater than $4.50 for any 10 consecutive trading days.

On initial recognition, the residual method was used to allocate the fair value of the warrants and conversion option. The fair value of the liability component was calculated as $58,187 using a discount rate of 14%. The residual proceeds of $10,813 were allocated between the warrants and conversion option on a pro-rata basis relative to their fair values. The fair values of the warrants and conversion option were determined using the Black-Scholes-Merton option pricing model.

The warrants were valued with a fair value $8,648 using the following assumptions:

  stock price of $2.62;

  expected life of one year;

  $Nil dividends; 65% volatility; based upon comparative market indicators and historical data risk free interest rate of 1.25%.

The conversion option was valued with a fair value of $17,843 using the following assumptions:

  stock price of $2.62;

  expected life of three months;

  $Nil dividends; 65% volatility; based upon comparative market indicators and historical data risk free interest rate of 1.25%.

Based on the fair value of the warrants and conversion option, the residual proceeds of $10,813 were allocated as $3,530 to the warrants and $7,283 to the conversion option, less allocation of issuance costs.

In connection with the closing of the debentures, the Company paid a placement fee of $3,450 from the gross proceeds of the financing and incurred an additional $476 of issuance costs. The Company also issued broker warrants exercisable to acquire 1,568 common shares at an exercise price of $3.00 per share.

The broker warrants were attributed a fair value of $866 based on the Black-Scholes-Merton option pricing model with the following assumptions:

  stock price of $2.62;

  expected life of 1 year;

  $Nil dividends;

  65% volatility; based upon comparative market indicators and historical data risk free interest rate of 1.25%.

The total issuance costs amounted to $4,792 and were allocated on pro-rata basis as follows: Debt – $4,041, Conversion option – $506, and the Warrants – $245.

On December 15, 2017 the Company announced that it had elected to exercise its right to convert all of the outstanding principal amount of the Company’s 7.0% Debentures and unpaid accrued interest thereon into Common Shares. The Company became entitled to force the conversion of the 7.0% Debentures on December 13, 2017 on the basis that the VWAP of the Common Shares on the TSXV for 10 consecutive trading days was equal to or exceeded $3.15. For the 10 consecutive trading days preceding December 13, 2017, the VWAP of the Common Shares was $3.32. The Company provided the holders of the 7.0% Debentures with the required 30 days advance written notice of the conversion, and the effective date for the conversion was January 15, 2018.

Pursuant to the conversion of the 7.0% Debentures, holders of the 7.0% Debentures received 454.54 Common Shares for each $1,000 principal amount of 7.0% Debentures held. In addition, the accrued and unpaid interest on each $1,000 principal amount of the 7.0% Debentures for the period from December 31, 2017 (the interest payment scheduled for December 31, 2017 was paid in cash) up to, but excluding the conversion date, was $2.92 and 7.0% Debenture holders received an additional 1.33 Common Shares for each $1,000 principal amount of 7.0% Debentures held on account of accrued and unpaid interest, for a total of 455.87 Common Shares for each $1,000 principal amount of 7.0% Debentures held. Accordingly, at the date of conversion the carrying value of the debentures of $54,700, interest payable paid through shares of $46 and the conversion feature of $6,809 resulted in the cumulative increase to share capital of $61,555.

There exists no convertible debt as at July 31, 2019.